Share Capital	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Share Capital

Note 9—Share Capital

As of June 30, 2026, the share capital of Ascendis Pharma A/S consists of 66,189,926 fully paid shares at a nominal value of DKK 1, all in the same share class, and which includes 516,642 ordinary shares held by Ascendis Pharma A/S. For the six months ended June

30, 2026, the share capital was increased by 4,212,518 shares, of which 3,635,813 shares related to the redemption of convertible notes. Refer to Note 4, “Significant Events in the Reporting Period” for further details.